Advances from FHLB and Other Borrowings - Future Maturities of Borrowings (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
1 year or less		$ 6,750	$ 5,000
1 to 2 years		2,150	6,750
2 to 3 years		5,800	2,150
3 to 4 years		2,300	5,800
Over 4 years		11,000	2,300
Advances from FHLB	$ 64,000	$ 28,000	$ 22,000